General information	6 Months Ended
Jun. 30, 2018
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General information

1. General information

NuCana plc (“NuCana” or the “Company”) is a clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat cancer. We are harnessing the power of phosphoramidate chemistry to generate new medicines called ProTides. These compounds have the potential to improve cancer treatment by enhancing the efficacy and safety of several current standards of care.

On August 29, 2017 the Company re-registered as a public limited company and changed its name from NuCana BioMed Limited to NuCana plc.

The Company has had American Depository Receipts (“ADRs”) registered with the US Securities and Exchange Commission (“SEC”) and is listed on Nasdaq since October 2, 2017. The Company is incorporated in England and Wales and domiciled in the United Kingdom.

The Company has two wholly owned subsidiaries, NuCana, Inc. and NuCana BioMed Trustee Company Limited (together referred to as the “Group”).

The comparative figures for the year ended December 31, 2017 are not the Group’s statutory accounts for that financial year within the meaning of section 434 of the Companies Act 2006. Those accounts have been reported on by the Company’s auditor and delivered to the Registrar of Companies. The report of the auditor was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498 (2) or (3) of the Companies Act 2006.